Profit (Loss) Per Share (Details)	Dec. 31, 2025 shares
Profit (Loss) Per Share [Abstract]
Potential ordinary shares from share options excluded from diluted earning per share	24,446,000
Potential ordinary shares from warrants excluded from diluted earning per share	25,000,000